Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.84%
Alabama–3.76%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 A, RB	5.00%	07/01/2048	$ 2,500	$ 2,964,834
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	385	378,797
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	16,150	19,639,136
Etowah (County of) & Gadsden (City of), AL Health Care Authority (Etowah County Health Department); Series 2007, RB (INS - AGM)(c)	4.38%	01/01/2032	25	25,084
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	185	185,180
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	5,252,659
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	8,750	9,047,603
Series 2013 D, Wts.	6.00%	10/01/2042	8,000	9,143,519
Series 2013 D, Wts.	7.00%	10/01/2051	4,000	4,641,690
Series 2013 D, Wts.	6.50%	10/01/2053	7,500	8,635,217
Series 2013 F, Revenue Wts.(d)	7.75%	10/01/2046	20,185	20,865,232
Series 2013 F, Revenue Wts.(d)	7.90%	10/01/2050	20,000	20,672,698
Series 2017, Ref. Wts.	5.00%	09/15/2035	4,500	5,424,850
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	211,274
Southeast Energy Authority A Cooperative District No. 2; Series 2021 B, RB(b)	4.00%	12/01/2031	5,000	6,021,099
				113,108,872
Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(e)	5.88%	12/01/2027	600	24,750
Arizona–2.87%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank Of America N.A.)(f)(g)	0.01%	01/01/2046	5,965	5,965,000
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2042	675	785,240
Series 2017 A, Ref. RB	5.00%	07/01/2047	925	1,069,160
Series 2017 A, Ref. RB	5.00%	07/01/2051	1,000	1,152,345
Series 2018 A, Ref. RB	5.00%	07/01/2038	500	591,538
Series 2018 A, Ref. RB	5.00%	07/01/2048	1,800	2,101,752
Series 2018 A, Ref. RB	5.00%	07/01/2052	2,125	2,474,629
Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB	5.00%	05/01/2048	1,100	1,158,284
Series 2018, RB	5.00%	05/01/2051	1,000	1,049,528
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2058	570	688,815
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,100	2,415,634
City of Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2049	7,050	8,102,991
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	281	281,276
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	80	94,032
Series 2017 C, RB	5.00%	07/01/2048	145	168,001
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(h)	5.00%	07/01/2049	800	925,949
Series 2019, Ref. RB(h)	5.00%	07/01/2054	600	692,238
Maricopa County School District No. 24; Series 2007 B, GO Bonds	5.50%	07/01/2022	60	60,117
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	174	174,338
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	420	420,561
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,328,262
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.25%	06/01/2034	$ 8,500	$ 8,702,397
Phoenix Civic Improvement Corp.;
Series 2019 A, RB	4.00%	07/01/2045	2,765	3,137,814
Series 2019, RB	5.00%	07/01/2049	6,845	8,457,843
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,190	2,237,424
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB	5.00%	06/15/2037	550	621,779
Series 2017 C, RB	5.00%	12/15/2047	1,010	1,132,136
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(h)	5.50%	09/01/2046	900	941,933
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	205,840
Series 2019, RB	5.25%	07/01/2049	240	252,196
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	760	760,512
Salt River Project Agricultural Improvement & Power District (Arizona Salt River); Series 2019 A, RB	4.00%	01/01/2041	6,595	7,874,195
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	129,794
Series 2007, RB	5.00%	12/01/2032	3,000	3,966,719
Series 2007, RB	5.00%	12/01/2037	11,500	16,140,448
				86,260,720
Arkansas–0.13%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	2,481,910
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(i)	6.25%	02/01/2038	1,550	1,550,000
				4,031,910
California–10.35%
Bay Area Toll Authority; Series 2019 S-8, Ref. RB	5.00%	04/01/2056	5,000	6,249,330
California (State of);
Series 2003 B-1, VRD GO Bonds (LOC - Barclays Bank PLC)(f)(g)	0.01%	05/01/2033	4,000	4,000,000
Series 2004 A-2, VRD GO Bonds (LOC - State Street B&T Co.)(f)(g)	0.01%	05/01/2034	5,000	5,000,000
Series 2016, GO Bonds	5.00%	09/01/2045	5,000	5,925,224
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	12,070,315
Series 2017, GO Bonds	5.00%	08/01/2046	8,500	10,037,165
Series 2020, GO Bonds	3.00%	03/01/2046	2,600	2,801,544
Series 2020, GO Bonds	4.00%	03/01/2046	1,500	1,771,170
Series 2020, GO Bonds	3.00%	03/01/2050	1,500	1,605,239
Series 2020, GO Bonds	4.00%	03/01/2050	1,325	1,558,562
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(b)	4.00%	08/01/2031	13,000	15,754,768
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(j)	0.00%	06/01/2050	129,820	19,857,085
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	40	40,070
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(j)	0.00%	06/01/2046	7,000	1,461,974
Series 2006 B, RB(j)	0.00%	06/01/2046	6,000	1,208,966
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	3,780	3,786,638
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	4,966,836
Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	7,022,852
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	169	203,643
Series 2019 A-2, RB	4.00%	03/20/2033	1,941	2,238,705
Series 2021 A, RB	3.25%	08/20/2036	3,700	4,196,510
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2043	4,250	5,239,184
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2049	$ 3,500	$ 4,301,134
California (State of) Public Finance Authority (Sharp HealthCare); Series 2017 B, VRD RB (LOC - Barclays Bank PLC)(f)(g)	0.01%	08/01/2052	5,000	5,000,000
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(h)	5.00%	10/01/2033	1,000	1,027,229
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	1,270	1,429,667
Cathedral (City of), CA Redevelopment Agency Successor Agency;
Series 2014 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2032	1,450	1,601,079
Series 2014 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2033	885	978,103
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB	5.00%	06/01/2029	170	204,680
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(h)(j)	0.00%	06/01/2057	345,750	20,146,368
Lammersville Joint Unified School District; Series 2013, RB	6.00%	09/01/2043	2,750	2,951,820
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	415	427,281
Series 2012, Ref. RB	5.10%	09/01/2026	375	386,043
Series 2012, Ref. RB	5.15%	09/01/2027	885	910,350
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,028,186
Series 2012, Ref. RB	5.25%	09/01/2029	500	513,980
Series 2012, Ref. RB	5.30%	09/01/2030	500	514,304
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,028,534
Local Public Schools Funding Authority (School Facilities Improvement District No. 2016-1 - Election of 2016); Series 2017 A, GO Bonds (INS - BAM)(c)	4.00%	08/01/2042	3,500	4,003,798
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,971,936
Los Angeles (City of), CA Community Facilities District No. 8 (Legends at Cascades); Series 2010, RB	5.75%	09/01/2040	180	181,844
Los Angeles (City of), CA Department of Airports; Series 2021 B, Ref. RB	5.00%	05/15/2045	15,000	19,383,064
Los Angeles Unified School District;
Series 2018-XF2575, Ctfs.(k)	5.25%	07/01/2042	20,000	24,734,292
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	12,000	14,210,321
Lynwood (City of), CA Redevelopment Agency (Project Area A); Series 2011 A, RB	7.00%	09/01/2031	1,250	1,255,877
M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	10,000	15,293,841
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(d)	5.00%	08/01/2042	4,500	2,918,020
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	06/01/2032	1,250	1,380,326
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	06/01/2033	1,500	1,655,605
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	06/01/2034	850	937,730
Paramount Unified School District (Election of 2016); Series 2017 A, GO Bonds (INS - AGM)(c)	5.25%	08/01/2046	2,575	3,183,073
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(c)	5.00%	09/01/2033	1,730	2,003,766
Series 2015 B, Ref. RB (INS - BAM)(c)	5.00%	09/01/2034	3,085	3,568,225
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	6,000	7,166,029
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2049	5,000	6,170,106
Series 2021 A, RB	5.00%	07/01/2051	15,000	19,210,450
San Francisco (City of), CA Public Utilities Commission; Series 2020 C, RB	4.00%	11/01/2050	5,250	6,268,754
San Jose (City of), CA Financing Authority; Series 2011, RB	5.50%	05/01/2031	350	351,501
Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2035	1,880	2,172,568
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	2,000	2,507,268
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(c)(j)	0.00%	08/01/2044	8,990	4,437,885
University of California; Series 2018 AZ, Ref. RB	5.00%	05/15/2038	5,000	6,230,159
				311,640,976
Colorado–2.83%
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	2,000	2,171,448
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2037	550	660,270
Colorado (State of) Educational & Cultural Facilities Authority; Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,220,014
Colorado (State of) Health Facilities Authority; Series 2016, Ref. RB	5.00%	01/01/2037	1,400	1,499,168
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group);
Series 2019, Ref. RB	4.00%	11/15/2043	$ 2,000	$ 2,347,878
Series 2021 A, Ref. RB	4.00%	11/15/2050	10,000	11,876,182
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	6,515	8,008,791
Cottonwood Highlands Metropolitan District No. 1; Series 2019 A, GO Bonds	5.00%	12/01/2049	900	963,617
Denver (City & County of), CO; Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	15,383,735
E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(c)(j)	0.00%	09/01/2025	125	121,214
Ebert Metropolitan District;
Series 2018 A-1, GO Bonds (INS - BAM)(c)	5.00%	12/01/2043	7,000	8,592,184
Series 2018 A-2, GO Bonds (INS - BAM)(c)	5.00%	12/01/2043	1,605	1,970,065
Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	900	991,705
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,484,088
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	1,575	1,688,748
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	710	761,462
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,871,141
Series 2008, RB	6.50%	11/15/2038	5,000	7,770,821
Rampart Range Metropolitan District No. 1;
Series 2017, Ref. RB (INS - AGM)(c)	5.00%	12/01/2042	4,665	5,633,412
Series 2017, Ref. RB (INS - AGM)(c)	5.00%	12/01/2047	1,500	1,799,887
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(a)(b)	5.00%	12/01/2023	106	114,730
Series 2013, Ref. GO Bonds(a)(b)	5.13%	12/01/2023	250	272,120
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2050	1,500	1,863,605
Woodmen Heights Metropolitan District No. 1;
Series 2012 A, Ref. GO Bonds(a)(b)	6.00%	12/01/2021	949	949,237
Series 2012 B, Ref. GO Bonds(a)(b)	7.30%	12/01/2021	5,071	5,070,406
				85,085,928
Connecticut–0.94%
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2042	6,125	6,871,492
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	8,555	9,858,327
Series 2019 A, Ref. RB	4.00%	07/01/2049	3,875	4,392,254
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020, G-1, Ref. RB(h)	5.00%	07/01/2044	1,100	1,322,010
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2001 V-2, VRD RB(f)	0.01%	07/01/2036	1,210	1,210,000
Connecticut (State of) Special Tax Revenue; Series 2020 A, RB	4.00%	05/01/2039	1,000	1,191,346
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(i)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	08/15/2030	625	769,322
Mashantucket Western Pequot Tribe; Series 2013, RB(e)	6.05%	07/01/2031	11,260	2,477,213
				28,151,964
District of Columbia–1.68%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(c)	5.00%	02/01/2031	15	15,049
Series 2019 A, RB	4.00%	03/01/2044	4,335	5,112,542
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	790	868,627
Series 2001, RB	6.75%	05/15/2040	4,385	4,522,389
Series 2006 B, RB(j)	0.00%	06/15/2046	72,125	13,212,903
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2044	7,815	8,908,919
Washington (State of) Metropolitan Area Transit Authority (Green Bonds); Series 2021 A, RB	4.00%	07/15/2046	15,000	17,922,302
				50,562,731
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–6.38%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	$ 2,055	$ 2,349,711
Amelia Concourse Community Development District; Series 2007, RB(e)(i)	5.75%	05/01/2038	1,815	1,815,000
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	175	175,018
Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,938,832
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	511,032
Series 2019 A, RB	5.00%	12/15/2054	320	358,434
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(h)	5.38%	06/15/2038	255	286,674
Series 2018 A, RB(h)	5.38%	06/15/2048	480	531,283
Chapel Creek Community Development District; Series 2006 A, RB(e)(i)	5.50%	05/01/2038	1,990	1,791,000
Clearwater Cay Community Development District; Series 2006 A, RB(e)(i)	5.50%	05/01/2037	826	470,787
Creekside Community Development District; Series 2006, RB(e)(i)	5.20%	05/01/2038	2,280	1,026,000
East Homestead Community Development District; Series 2013, RB	5.00%	11/01/2033	350	364,279
Greater Lakes/Sawgrass Bay Community Development District; Series 2006 A, RB	5.50%	05/01/2038	755	755,630
Greater Orlando Aviation Authority; Series 2015 XF2019, Revenue Ctfs.(k)	5.00%	10/01/2032	9,385	9,422,128
Heritage Isles Community Development District; Series 1999, RB(e)	7.10%	10/01/2023	195	29,250
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	90	90,101
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2043	5,000	6,225,127
Indigo Community Development District; Series 2005, RB(e)(i)	5.75%	05/01/2036	375	262,500
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	5,000	6,146,200
Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(a)	5.25%	08/15/2027	30	32,820
JEA Water & Sewer System; Series 2008 B-1, VRD RB(f)	0.06%	10/01/2036	4,090	4,090,000
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(h)	5.00%	01/15/2054	190	212,275
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(h)	5.50%	07/15/2048	565	618,129
Series 2018 A, RB(h)	5.75%	07/15/2053	600	669,738
Lakeland (City of), FL (Florida Southern College);
Series 2012 A, Ref. RB	5.00%	09/01/2029	1,255	1,291,679
Series 2012 A, Ref. RB	5.00%	09/01/2037	1,000	1,026,170
Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	3,000	3,369,326
Lee Memorial Health System; Series 2019 A-1, Ref. RB	4.00%	04/01/2037	4,000	4,657,676
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	1,145	1,147,019
Magnolia Creek Community Development District; Series 2007 A, RB(e)(i)	5.90%	05/01/2039	1,775	53,250
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	80	80,676
Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(c)(j)	0.00%	10/01/2042	6,925	4,126,143
Series 2013 A, RB(a)(b)	5.50%	10/01/2023	3,000	3,286,997
Series 2019 B, RB	4.00%	10/01/2049	17,745	20,532,404
Series 2020 A, RB	4.00%	07/01/2047	5,000	5,844,261
Series 2020 A, RB	4.00%	07/01/2050	5,000	5,810,493
Series 2020 A, Ref. RB	4.00%	10/01/2039	1,675	1,987,524
Series 2020 A, Ref. RB	4.00%	10/01/2040	1,750	2,072,902
Series 2020 A, Ref. RB	4.00%	10/01/2041	1,500	1,771,281
Subseries 2021 A-2, Ref. RB (INS - AGM)(c)	4.00%	10/01/2049	25,000	29,351,905
Miami-Dade (County of), FL (Building Better Communities); Series 2016 A, GO Bonds	4.00%	07/01/2045	10,000	11,786,325
Miami-Dade (County of), FL Water & Sewer System;
Series 2021, RB	4.00%	10/01/2048	7,405	8,789,300
Series 2021, RB	4.00%	10/01/2051	5,000	5,897,093
Miromar Lakes Community Development District;
Series 2012, Ref. RB	5.38%	05/01/2032	730	737,802
Series 2015, Ref. RB	5.00%	05/01/2035	1,195	1,274,968
Naturewalk Community Development District; Series 2007 A, RB(e)(i)	5.50%	05/01/2038	335	120,600
Orlando (City of), FL; Series 2008, RB (INS - AGC)(c)	5.50%	11/01/2038	180	180,622
Orlando (City of), FL Utilities Commission; Series 2018 A, RB	5.00%	10/01/2038	3,000	3,676,657
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,250	2,788,662
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	$ 450	$ 458,165
Series 2011, RB	5.63%	05/01/2042	1,000	1,018,822
Palm River Community Development District; Series 2007 A, RB(e)(i)	5.38%	05/01/2036	510	163,200
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	750	825,661
Reunion East Community Development District;
Series 2002 A-2, RB(e)(i)	7.38%	05/01/2033	860	9
Series 2005, RB(e)(i)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,010
South Bay Community Development District;
Series 2005 A, RB(e)(i)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,825	1,869,170
Series 2005 A-2, Ref. RB(e)(i)	6.60%	05/01/2036	2,530	1,272,590
Series 2005 B-2, Ref. RB(e)(i)	6.60%	05/01/2025	935	470,305
St. Johns (County of), FL Industrial Development Authority (Bayview); Series 2007 A, Ref. RB (Acquired 02/14/2007; Cost $397,063)(e)(l)	5.25%	10/01/2041	400	360,000
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2036	1,000	1,108,774
Series 2021, Ref. RB	4.00%	12/15/2041	750	823,546
Series 2021, Ref. RB	4.00%	12/15/2046	750	819,121
Series 2021, Ref. RB	4.00%	12/15/2050	1,000	1,086,884
Tampa (City of), FL;
Series 2020 A, RB(j)	0.00%	09/01/2033	210	156,856
Series 2020 A, RB(j)	0.00%	09/01/2034	880	632,325
Series 2020 A, RB(j)	0.00%	09/01/2035	750	517,436
Series 2020 A, RB(j)	0.00%	09/01/2036	850	562,409
Series 2020 A, RB(j)	0.00%	09/01/2037	825	522,267
Series 2020 A, RB(j)	0.00%	09/01/2038	1,050	634,877
Series 2020 A, RB(j)	0.00%	09/01/2039	1,000	577,097
Villages of Avignon Community Development District; Series 2007 A, RB(e)(i)	5.40%	05/01/2037	250	17,500
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,710	3,714,620
Waterford Estates Community Development District; Series 2006 A, RB(e)(i)	5.50%	05/01/2037	2,031	1,523,061
Water’s Edge Community Development District;
Series 2012 A-1, Ref. RB	5.35%	05/01/2039	14	14,017
Series 2012 A-2, Ref. RB	6.60%	05/01/2039	190	191,102
Waterstone Community Development District;
Series 2007 A, RB(d)(i)	6.88%	05/01/2037	146	109,426
Series 2007 B, RB(i)(j)	0.00%	11/01/2028	978	616,682
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	3,190	3,196,459
Series 2005 A-2, RB(e)(i)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	435	435,459
Westside Community Development District; Series 2019 2, RB(e)(i)	5.65%	05/01/2037	555	444,762
Zephyr Ridge Community Development District; Series 2006 A, RB(e)(i)	5.63%	05/01/2037	979	430,611
				192,118,430
Georgia–1.17%
Atlanta (City of), GA; Series 2019 A, RB	4.00%	07/01/2049	9,895	11,395,569
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	565	569,381
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,055	1,056,145
Series 2018 A, RB	6.00%	12/01/2038	2,145	2,152,558
Series 2018 A, RB	6.25%	12/01/2048	5,280	5,295,668
Series 2018 A, RB	6.50%	12/01/2053	3,040	3,065,416
Fulton (County of), GA Development Authority; Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,530,046
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	2,200	2,498,522
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	1,040	1,253,702
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	$ 880	$ 896,763
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,249,462
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	1,044,767
Series 2018 A-2, RB(b)	5.50%	12/01/2028	700	702,619
Randolph (County of), GA; Series 2012 A, GO Bonds(a)(b)	5.00%	04/01/2022	520	528,264
				35,238,882
Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,838,588
Idaho–0.66%
American Falls Reservoir District; Series 2000, Ref. VRD RB(f)	0.08%	02/01/2025	19,885	19,885,000
Illinois–6.17%
Chicago (City of), IL; Series 2012, RB (INS - BAM)(c)	4.00%	01/01/2042	6,000	6,014,204
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,827,960
Series 2016 B, Ref. RB	5.00%	01/01/2041	3,000	3,495,936
Series 2018 B, RB	5.00%	01/01/2053	10,000	12,153,129
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(c)(j)	0.00%	12/01/2024	915	885,188
Series 1999 A, GO Bonds (INS - NATL)(c)(j)	0.00%	12/01/2024	1,405	1,359,223
Series 2016, RB	6.00%	04/01/2046	4,300	5,208,666
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2026	775	926,694
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2028	2,250	2,819,142
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2031	1,000	1,237,175
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2034	1,205	1,483,720
Chicago (City of), IL Transit Authority; Series 2020 A, Ref. RB	5.00%	12/01/2045	2,450	3,037,929
Chicago O’Hare International Airport; Series 2020 A, Ref. RB	4.00%	01/01/2037	5,000	5,913,385
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2040	2,750	3,258,936
Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - ACA)(c)	7.13%	06/01/2024	1,775	1,881,074
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	308	309,316
Gilberts (Village of), IL; Series 2014, Ref. RB (INS - AGM)(c)	5.00%	03/01/2035	2,000	2,165,867
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	690	689,914
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $1,773,512)(e)(l)	5.50%	12/01/2027	2,225	1,535,250
Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $758,969)(e)(l)	5.63%	12/01/2032	1,000	690,000
Series 2008, RB	6.88%	08/01/2028	3,040	3,023,854
Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	2,000	2,199,502
Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,656,953
Series 2016, GO Bonds (INS - BAM)(c)	4.00%	06/01/2041	5,000	5,573,762
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,605,248
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	3,123,771
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	7,985,695
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,649,039
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	910,849
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	6,142,843
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,791,667
Series 2021 A, GO Bonds	5.00%	03/01/2046	3,200	3,974,125
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(f)(g)	0.05%	04/01/2031	3,100	3,100,000
Illinois (State of) Finance Authority;
Series 2012 A, RB	5.75%	10/01/2032	500	511,633
Series 2012 A, RB	6.00%	10/01/2048	450	459,801
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	4.00%	10/01/2040	950	1,100,008
Series 2020, RB	4.00%	10/01/2050	3,000	3,390,041
Illinois (State of) Regional Transportation Authority; Series 2018 B, RB	4.00%	06/01/2043	1,365	1,549,567
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(c)	5.25%	06/15/2032	$ 2,000	$ 2,182,815
Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2028	2,520	3,125,480
Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2029	455	576,317
Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2030	245	304,929
Illinois (State of) Toll Highway Authority;
Series 2019 A, RB	4.00%	01/01/2044	7,785	9,056,234
Series 2020 A, RB	5.00%	01/01/2041	10,000	12,835,864
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	1,172,017
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,288,467
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,687,252
Lincolnshire (Village of), IL; Series 2004, RB	6.25%	03/01/2034	2,107	2,108,883
Markham (City of), IL; Series 2008 B, GO Bonds	5.75%	02/01/2028	480	465,872
Metropolitan Pier & Exposition Authority; Series 1998 A, RB (INS - AGM)(c)	5.50%	12/15/2023	525	554,084
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,147,947
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(e)(i)	6.00%	03/01/2036	554	451,510
Regional Transportation Authority; Series 2018 XF2618, Revenue Ctfs.(k)	4.00%	06/01/2043	18,000	20,433,854
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(c)	5.25%	01/01/2048	5,000	6,242,469
Southwestern Illinois Development Authority;
Series 2006, RB	5.63%	11/01/2026	890	623,000
Series 2008 A, Ref. RB(i)	7.00%	10/01/2022	2,775	1,609,500
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	210	261,237
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	167,938
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	199,038
Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	02/01/2032	945	1,168,429
Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	02/01/2033	690	850,988
Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	02/01/2034	615	757,527
Yorkville (United City of), IL; Series 2013, Ref. RB	5.00%	03/01/2033	1,848	1,871,892
				185,784,609
Indiana–0.54%
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	3,575	3,584,463
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,926,538
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	8,883,240
Indianapolis (City of), IN; Series 2009 A, RB	7.00%	02/01/2039	2,025	1,970,966
				16,365,207
Iowa–0.15%
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	160	160,140
Series 2007, RB(e)	5.90%	12/01/2028	400	16,500
Series 2012, RB	5.00%	08/15/2028	1,685	1,735,097
Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,576,589
Xenia (City of), IA Rural Water District; Series 2016, Ref. RB	5.00%	12/01/2036	1,000	1,154,747
				4,643,073
Kansas–0.02%
Pittsburgh (City of), KS; Series 2006, RB	4.90%	04/01/2024	695	648,458
Kentucky–2.23%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2004 C, VRD RB(f)	0.08%	05/01/2034	15,000	15,000,000
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2032	5,480	6,567,853
Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2033	11,525	13,822,774
Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2034	5,000	5,989,777
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2037	2,500	2,983,008
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Property & Building Commission (Project No. 115); Series 2017, RB (INS - BAM)(c)	5.00%	04/01/2038	$ 2,500	$ 2,979,550
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,843,355
Series 2018, RB	5.00%	05/01/2036	1,170	1,436,992
Series 2018, RB	5.00%	05/01/2037	4,605	5,646,196
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	10,000	10,907,597
Springfield (City of), KY; Series 2004, Ref. RB(e)(i)	5.75%	10/01/2035	15	28
				67,177,130
Louisiana–1.80%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	4	3,857
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)(g)	0.05%	09/01/2033	2,800	2,800,000
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	2,500	2,886,604
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	395	379,200
Series 2017, Ref. RB	5.00%	07/01/2033	300	288,000
Series 2017, Ref. RB	5.00%	07/01/2037	345	331,200
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2042	7,500	8,886,126
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2017, RB	5.00%	07/01/2057	1,300	1,497,528
Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. RB	5.00%	07/01/2028	50	53,558
Louisiana Housing Corp.;
Series 2009 A, RB	6.88%	09/01/2029	7,580	7,503,022
Series 2009 A, RB	7.25%	09/01/2039	5,000	4,906,408
Louisiana State Citizens Property Insurance Corp.;
Series 2012, Ref. RB(a)(b)	5.00%	06/01/2022	950	972,769
Series 2012, Ref. RB(a)(b)	5.00%	06/01/2022	635	650,219
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2040	4,035	4,711,080
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(c)	5.00%	10/01/2043	700	865,319
Series 2018 A, RB (INS - AGM)(c)	5.00%	10/01/2048	1,280	1,573,255
New Orleans (Port of), LA Board of Commissioners; Series 2020 D, RB	5.00%	04/01/2050	9,395	11,596,362
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	2,000	2,068,065
Series 2017, Ref. RB(b)	2.38%	07/01/2026	2,000	2,110,840
				54,083,412
Maine–0.43%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System); Series 2020 A, RB	4.00%	07/01/2050	11,150	12,852,657
Maryland–2.23%
Baltimore (City of), MD (Water); Series 2020 A, RB	4.00%	07/01/2045	2,000	2,371,267
Baltimore (County of), MD (Riderwood Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	5,250	6,050,058
Series 2020, Ref. RB	4.00%	01/01/2050	6,000	6,888,300
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,659,661
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(c)	5.00%	07/01/2034	5	5,049
Series 2004, RB (INS - AMBAC)(c)	5.00%	07/01/2034	15	15,146
Series 2016, Ref. RB	5.00%	06/01/2036	400	459,495
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	5,250	6,113,046
Series 2020 B, RB	4.00%	04/15/2050	5,000	5,792,091
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	6,497,693
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	$ 20,000	$ 23,518,422
Maryland Economic Development Corp.;
Series 2012, Ref. RB	5.00%	07/01/2034	1,000	1,022,499
Series 2016, Ref. RB (INS - AGM)(c)	5.00%	06/01/2035	4,530	5,263,420
Prince George’s (County of), MD; Series 2005, RB	5.25%	07/01/2035	1,567	1,571,045
				67,227,192
Massachusetts–1.32%
Commonwealth of Massachusetts; Series 2016-XF0530, Ctfs.(k)	5.00%	12/01/2035	20,000	24,126,290
Massachusetts (Commonwealth of); Series 2020 E, GO Bonds	5.00%	11/01/2050	6,000	7,665,455
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2011 B, RB(j)	0.00%	11/15/2056	307	207,983
Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,348,241
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.); Series 2020 C, Ref. RB (INS - AGM)(c)	4.00%	10/01/2045	3,000	3,499,567
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 1999 R, VRD RB(f)	0.01%	11/01/2049	1,950	1,950,000
				39,797,536
Michigan–3.61%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGM)(c)	7.50%	07/01/2033	60	60,343
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2043	150	165,436
Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2048	1,350	1,484,192
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	2,155	2,215,926
Detroit City School District;
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2028	1,100	1,121,727
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2031	680	693,402
Grand Traverse Academy; Series 2007, Ref. RB	5.00%	11/01/2022	110	110,152
Michigan (State of); Series 2021, RB	4.00%	11/15/2046	20,300	24,380,314
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,156,247
Series 2008 C, RB(j)	0.00%	06/01/2058	289,275	14,992,921
Series 2010 A, RB	5.90%	12/01/2030	555	555,739
Series 2014 D-6, Ref. RB (INS - NATL)(c)	5.00%	07/01/2025	1,000	1,120,362
Series 2014 D-6, Ref. RB (INS - NATL)(c)	5.00%	07/01/2026	895	1,002,724
Series 2014 D-6, Ref. RB (INS - NATL)(c)	5.00%	07/01/2027	930	1,041,936
Series 2014, Ref. RB(h)	6.75%	07/01/2044	6,000	6,047,095
Series 2015 C, RB	5.00%	07/01/2034	2,200	2,520,321
Series 2018, Ref. RB	5.75%	11/01/2040	635	718,623
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group); Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5,000	6,338,359
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,000	1,112,137
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	2,450	2,726,074
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	1,000	1,111,319
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	6,300	7,446,958
Michigan (State of) Strategic Fund; Series 2007, RB	5.85%	08/31/2027	6,074	6,084,659
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	1,180	1,459,560
Series 2019 B, RB	5.00%	02/15/2048	6,650	8,185,861
Plymouth Educational Center Charter School;
Series 2005, Ref. RB	5.38%	11/01/2030	400	284,779
Series 2005, Ref. RB	5.63%	11/01/2035	1,325	839,923
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	505,125
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	$ 600	$ 701,937
Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,425,136
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,897,013
Series 2019, GO Bonds	5.00%	05/01/2044	3,270	4,128,985
Series 2019, GO Bonds	5.00%	05/01/2049	3,270	4,107,525
				108,742,810
Minnesota–0.21%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	1,107,474
Duluth (City of), MN Economic Development Authority; Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,743,998
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2047	900	984,095
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	621	622,734
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	680	722,231
				6,180,532
Mississippi–0.81%
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	11,898,141
Mississippi Business Finance Corp. (Chevron U.S.A, Inc.); Series 2009 I, VRD IDR(f)	0.02%	12/01/2030	1,235	1,235,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 I, VRD IDR(f)	0.02%	11/01/2035	9,355	9,355,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,733,908
				24,222,049
Missouri–0.83%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB (Acquired 10/24/2002-02/13/2012; Cost $14,360,000)(e)(i)(l)	7.20%	05/01/2049	14,360	4,882,400
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(i)	7.05%	05/01/2027	70	51,896
Series 2007 A, RB(i)	5.75%	05/01/2026	765	583,476
Broadway-Fairview Transportation Development District; Series 2006 A, RB(i)	5.88%	12/01/2031	675	438,750
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(i)	5.63%	04/01/2027	400	356,128
Columbia (City of), MO Housing Authority;
Series 2015, RB	5.00%	12/15/2040	580	599,445
Series 2015, RB	5.13%	12/15/2050	1,330	1,370,734
Grindstone Plaza Transportation Development District; Series 2006 A, RB	5.50%	10/01/2031	355	318,999
Hollister (City of), MO; Series 2019, RB(h)	5.63%	10/01/2039	5,125	5,489,403
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(h)	5.00%	04/01/2046	295	307,440
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(e)(i)	5.75%	03/01/2029	250	155,000
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,650	1,651,227
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	52	47,278
St Louis (County of), MO; Series 2007 A, RB(i)	5.50%	09/02/2028	373	123,090
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(h)	5.00%	10/01/2046	1,025	1,044,230
St. Louis (City of), MO;
Series 2006 A, RB(i)(m)	6.00%	08/04/2025	481	52,910
Series 2007, RB(i)	5.50%	05/29/2028	661	264,692
St. Louis (City of), MO Land Clearance for Redevelopment Authority; Series 2018 A, RB	5.00%	04/01/2048	3,250	3,811,847
St. Louis (County of), MO;
Series 2006, RB(i)(m)	6.00%	08/21/2026	545	109,000
Series 2006, RB(i)(m)	6.00%	08/21/2026	846	186,120
Series 2006, RB(i)	5.50%	03/09/2027	1,879	770,390
Series 2007 A, RB(i)	5.50%	01/20/2028	758	333,520
Series 2007 B, RB(i)(m)	5.50%	01/20/2028	466	69,900
Series 2008 A, RB(i)	6.60%	01/21/2028	3,255	1,367,100
Series 2008, RB(i)(m)	6.69%	04/21/2029	1,080	183,600
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Stone Canyon Community Improvement District;
Series 2007, RB (Acquired 09/23/2011; Cost $560,084)(e)(i)(l)	5.70%	04/01/2022	$ 620	$ 161,200
Series 2007, RB (Acquired 09/23/2011; Cost $287,597)(e)(i)(l)	5.75%	04/01/2027	320	83,200
				24,812,975
Montana–0.06%
Hardin (City of), MT; Series 2006, RB(i)(m)	6.25%	09/01/2031	11,710	1,756,500
Nebraska–0.52%
Central Plains Energy Project (No. 3);
Series 2012, RB(n)	5.25%	09/01/2037	9,510	9,858,733
Series 2017 A, Ref. RB	5.00%	09/01/2037	4,000	5,625,561
				15,484,294
Nevada–0.74%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	320	321,691
Series 2007 A, RB	5.05%	02/01/2031	255	256,135
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	3,020,326
Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(c)	5.00%	06/15/2036	5,280	6,602,479
Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	10,000	12,076,265
				22,276,896
New Hampshire–0.44%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - ACA)(c)(j)	0.00%	01/01/2029	305	231,377
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(h)	5.25%	07/01/2039	410	436,602
Series 2019 A, RB(h)	5.63%	07/01/2046	230	246,408
Series 2019 A, RB(h)	5.75%	07/01/2054	570	611,423
Series 2020 1-A, RB	4.13%	01/20/2034	3,899	4,649,558
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB(a)(b)	5.00%	01/01/2022	1,500	1,505,854
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	3,410	5,478,749
				13,159,971
New Jersey–7.14%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2032	250	298,966
Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2037	500	594,299
Series 2017 B, GO Bonds (INS - AGM)(c)	4.00%	03/01/2042	3,510	3,926,423
Casino Reinvestment Development Authority, Inc.;
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	11/01/2030	2,000	2,193,024
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	11/01/2032	2,000	2,188,541
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	10,000	11,785,926
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2030	2,880	3,502,250
Series 2020 A, GO Bonds	4.00%	06/01/2031	3,500	4,308,519
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2041	3,000	3,511,460
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,336,891
Series 2017 DDD, RB	5.00%	06/15/2029	3,500	4,216,019
Series 2017, Ref. RB (INS - AGM)(c)	5.00%	06/01/2037	1,000	1,190,269
Series 2018 A, RB	5.00%	06/15/2042	3,500	4,166,635
Series 2018 A, RB	5.00%	06/15/2047	735	869,329
Series 2018 A, RB(h)	6.50%	11/01/2052	220	262,895
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,899,510
Series 2019, RB	4.00%	06/15/2044	3,000	3,398,053
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	943	1,182,555
New Jersey (State of) Economic Development Authority (Transit Transportation); Series 2020, RB	4.00%	11/01/2039	2,000	2,286,164
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(c)	5.00%	07/01/2029	$ 2,100	$ 2,413,853
New Jersey (State of) Transportation Trust Fund Authority;
Series 2004 A, RB (INS - NATL)(c)	5.75%	06/15/2024	11,570	13,061,064
Series 2005 B, RB (INS - NATL)(c)	5.50%	12/15/2021	5,975	5,986,387
Series 2008 A, RB(j)	0.00%	12/15/2038	5,680	3,829,850
Series 2009 D, RB	5.00%	06/15/2032	5,015	5,658,983
Series 2016, RN	5.00%	06/15/2030	6,000	7,041,766
Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	7,832,836
Series 2018 A, Ref. RN	5.00%	06/15/2030	945	1,109,078
Series 2018 A, Ref. RN	5.00%	06/15/2031	880	1,030,326
Series 2020 AA, RB	4.00%	06/15/2045	3,340	3,812,111
Series 2020 AA, RB	5.00%	06/15/2045	1,435	1,779,865
Series 2020 AA, RB	4.00%	06/15/2050	3,785	4,297,570
Series 2020 AA, RB	5.00%	06/15/2050	1,230	1,515,953
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2034	7,000	7,899,961
Series 2019 A, RB	4.00%	01/01/2048	10,000	11,533,200
Series 2019 A, RB	5.00%	01/01/2048	3,000	3,688,559
Series 2021 A, RB	4.00%	01/01/2051	2,000	2,353,688
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2028	3,500	4,356,885
Series 2018 A, Ref. RB	5.00%	06/01/2029	4,500	5,565,744
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,145,547
Series 2018 A, Ref. RB	5.00%	06/01/2031	7,100	8,687,793
Series 2018 A, Ref. RB	5.00%	06/01/2034	13,000	15,772,727
Series 2018 A, Ref. RB	5.00%	06/01/2035	4,000	4,844,950
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,618,832
Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	7,055,619
Series 2018 B, Ref. RB	5.00%	06/01/2046	13,700	15,983,334
				214,994,209
New Mexico–0.07%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	240,573
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,775,082
				2,015,655
New York–11.81%
Hudson Yards Infrastructure Corp.;
Series 2017 XF0549, Revenue Ctfs.(k)	5.00%	02/15/2037	8,500	10,141,954
Series 2017 XF0549, Revenue Ctfs.(k)	5.00%	02/15/2039	7,500	8,931,520
Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.25%	11/15/2056	5,000	5,867,402
Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(f)(g)	0.02%	11/01/2032	3,000	3,000,000
Subseries 2015 C-1, Ref. RB	5.00%	11/15/2035	10,500	11,956,741
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(f)(g)	0.02%	11/15/2050	10,000	10,000,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	14,375	16,625,812
Subseries 2017 A-1, RB	5.25%	11/15/2057	3,500	4,118,359
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2056	13,150	14,019,164
New York & New Jersey (States of) Port Authority;
Series 2016 198, Ref. RB	5.25%	11/15/2056	10,000	11,972,366
Series 2018, Ref. RB	5.00%	09/01/2048	5,000	6,132,213
New York (City of), NY;
Series 2018 DD1, RB	5.00%	06/15/2048	10,000	12,230,364
Series 2018 E-1, GO Bonds	5.00%	03/01/2040	10,065	12,335,141
Subseries 2015 F-5, VRD GO Bonds(f)	0.02%	06/01/2044	6,800	6,800,000
Subseries 2018 E-5, VRD GO Bonds (LOC - TD Bank N.A.)(f)(g)	0.02%	03/01/2048	1,400	1,400,000
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB(f)	0.02%	10/01/2042	2,750	2,750,000
New York (City of), NY Municipal Water Finance Authority; Series 2015 GG, Ref. RB	5.00%	06/15/2039	10,000	11,451,513
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	$ 14,000	$ 17,278,594
Series 2019 A-3, RB	4.00%	05/01/2042	5,000	5,842,860
Series 2019 B-1, RB	4.00%	11/01/2045	4,000	4,688,555
Series 2020 C-1, RB	4.00%	05/01/2045	5,000	5,902,628
Series 2020, RB	4.00%	05/01/2047	5,000	5,883,407
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	285	378,213
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	11,600,604
Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	2,650	3,074,538
Series 2016 A, RB	5.00%	03/15/2035	5,000	5,952,052
Series 2020 D, Ref. RB	4.00%	02/15/2047	7,000	8,127,934
Series 2021 A, Ref. RB	4.00%	03/15/2043	14,130	16,795,034
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	14,000	22,283,684
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2050	10,000	11,743,541
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,920	6,799,318
Series 2019 B, RB	4.00%	01/01/2053	5,880	6,747,238
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	65	65,126
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,075	8,594,956
New York Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	8,275,389
New York State Thruway Authority; Series 2020 N, RB	4.00%	01/01/2045	5,000	5,811,967
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2041	1,800	2,310,315
Series 2020 A, RB	5.00%	03/15/2042	515	659,372
Series 2020 A, RB	4.00%	03/15/2045	4,235	4,974,327
Series 2020 A, RB	4.00%	03/15/2049	9,450	11,042,980
Series 2020 C, Ref. RB	5.00%	03/15/2047	7,000	8,889,803
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2036	3,000	3,802,041
Series 2020, Ref. RB	5.00%	12/01/2038	2,750	3,470,944
Series 2020, Ref. RB	4.00%	12/01/2039	1,700	1,970,511
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2049	3,000	3,825,557
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	6,079,024
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,913,902
				355,516,963
North Carolina–0.34%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(f)	0.01%	01/15/2048	2,000	2,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 B, Ref. VRD RB(f)	0.01%	01/15/2038	585	585,000
Series 2007 C, Ref. VRD RB(f)	0.01%	01/15/2037	1,310	1,310,000
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(c)	5.00%	01/01/2038	5,000	6,241,024
				10,136,024
Ohio–2.38%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	28,205	32,385,338
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	49,575	8,179,280
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	3,445	3,461,489
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,475	2,964,129
Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,251,712
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	785	772,433
Series 2004, RB	6.40%	02/15/2034	5,860	5,367,168
Greene (County of), OH; Series 2002 A, RB (INS - ACA)(c)	5.50%	09/01/2027	955	956,362
Jeffrey Place New Community Authority; Series 2007 A, RB	5.00%	12/01/2022	100	100,180
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of);
Series 2017 A, GO Bonds	5.00%	03/15/2036	$ 5,000	$ 5,497,682
Series 2020 A, Ref. RB	5.00%	01/15/2050	3,905	4,778,879
Ohio (State of) Higher Educational Facility Commission; Series 2018, Ref. RB	5.25%	01/01/2038	1,350	1,428,293
Portage (County of), OH Port Authority; Series 2012, RB	5.00%	12/01/2037	4,065	4,129,215
Toledo (City of) & Lucas (County of), OH Port Authority; Series 2007 A, RB	5.40%	11/01/2036	297	296,816
				71,568,976
Oklahoma–0.12%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,731,315
Oregon–0.10%
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,799,334
Series 2021 A, Ref. RB	5.00%	11/15/2051	1,100	1,281,407
				3,080,741
Pennsylvania–6.03%
Allegheny (County of), PA Airport Authority; Series 2021 B, RB	5.00%	01/01/2051	10,000	12,580,859
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	3,440,488
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(c)	5.00%	08/01/2033	5,000	5,773,962
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	3,250	3,817,999
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	1,250	1,539,417
Series 2018, RB	5.00%	06/01/2032	3,000	3,674,759
Series 2018, RB	5.00%	06/01/2033	2,000	2,443,625
Series 2018, RB	5.00%	06/01/2034	1,760	2,146,037
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,606,604
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,587,770
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	5.00%	04/01/2050	5,000	6,228,143
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(f)(g)	0.05%	10/15/2025	1,510	1,510,000
Pennsylvania (Commonwealth of);
First Series 2013 1, GO Bonds	4.00%	04/01/2032	5,000	5,247,145
First Series 2018 1, GO Bonds	5.00%	03/01/2032	10,000	12,407,386
First Series 2018 1, GO Bonds	4.00%	03/01/2035	12,500	14,494,855
First Series 2018 1, GO Bonds (INS - BAM)(c)	4.00%	03/01/2036	4,175	4,886,864
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2012, RB(a)(b)	5.00%	04/01/2022	3,000	3,047,678
Series 2012, RB(a)(b)	5.00%	04/01/2022	2,605	2,646,400
Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	06/01/2032	5,000	5,975,970
Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	06/01/2033	5,000	5,973,274
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,964,414
Series 2014 A-3, RB(j)	0.00%	12/01/2041	3,450	2,063,138
Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,825,505
Series 2017 3, Ref. RB	5.00%	12/01/2040	5,125	6,226,542
Series 2017 B-1, RB	5.00%	06/01/2042	7,750	9,247,835
Series 2018 A-2, RB	5.00%	12/01/2048	7,000	8,662,041
Series 2019 A, RB (INS - AGM)(c)	4.00%	12/01/2049	8,500	9,951,342
Series 2021 B, RB	4.00%	12/01/2051	2,000	2,313,144
Series 2021 B, Ref. RB	5.00%	12/01/2051	5,500	7,000,976
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,208,541
Series 2019 B, RB	5.00%	11/01/2049	7,155	8,940,290
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB	5.63%	07/01/2042	3,500	3,602,146
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(a)(b)	6.13%	03/15/2023	$ 685	$ 735,892
Philadelphia Gas Works Co.; Series 2009 C, Ref. VRD RB (LOC - Barclays Bank PLC)(f)(g)	0.04%	08/01/2031	450	450,000
Philadelphia School District; Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,185,556
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,719,332
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2035	280	335,854
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2036	255	305,679
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2029	1,000	1,225,872
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2030	1,305	1,591,745
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2032	890	1,081,479
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2033	710	863,112
				181,529,670
Puerto Rico–6.93%
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(c)	6.00%	07/01/2027	1,365	1,380,231
Series 2004 A, GO Bonds (INS - AGC)(c)	5.00%	07/01/2034	5	5,038
Series 2006 A, GO Bonds(e)	5.25%	07/01/2030	4,020	3,989,850
Series 2007 A, GO Bonds(e)	5.00%	07/01/2023	2,610	2,564,325
Series 2007 A, GO Bonds(e)	5.13%	07/01/2028	3,000	2,932,500
Series 2007 A, Ref. GO Bonds(e)	5.00%	07/01/2049	4,515	4,407,769
Series 2009 B, Ref. GO Bonds(e)	6.50%	07/01/2037	5,000	5,043,750
Series 2009 B, Ref. GO Bonds(e)	6.00%	07/01/2039	6,200	6,215,500
Series 2009 C, Ref. GO Bonds(e)	6.00%	07/01/2039	2,000	1,960,000
Series 2011 A, GO Bonds(e)	5.75%	07/01/2041	3,335	3,268,300
Series 2011 A, Ref. GO Bonds(e)	6.00%	07/01/2040	3,000	2,868,750
Series 2011 C, Ref. GO Bonds(e)	5.75%	07/01/2036	9,000	8,246,250
Series 2011 E, Ref. GO Bonds(e)	6.00%	07/01/2029	4,895	4,907,237
Series 2011 E, Ref. GO Bonds(e)	5.38%	07/01/2030	1,250	1,209,375
Series 2011 E, Ref. GO Bonds(e)	5.63%	07/01/2033	4,000	3,925,000
Series 2012 A, Ref. GO Bonds(e)	5.25%	07/01/2023	3,000	2,820,000
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2026	6,645	6,262,912
Series 2012 A, Ref. GO Bonds(e)	5.75%	07/01/2028	5,000	4,731,250
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2039	8,225	7,752,062
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(a)	5.25%	07/01/2029	1,885	1,937,364
Series 2012 A, RB(a)	5.75%	07/01/2037	5,400	5,565,642
Series 2012 A, RB(a)	5.25%	07/01/2042	5,880	6,043,341
Series 2012 A, RB(a)	6.00%	07/01/2047	10,090	10,412,304
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(c)	5.00%	07/01/2023	30	30,447
Series 2005 RR, RB (INS - NATL)(c)	5.00%	07/01/2024	260	263,870
Series 2005 SS, Ref. RB (INS - NATL)(c)	5.00%	07/01/2025	4,000	4,059,535
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2025	1,690	1,794,886
Series 2008 WW-RSA-1, RB(e)	5.38%	07/01/2023	2,750	2,719,062
Series 2008 WW-RSA-1, RB(e)	5.25%	07/01/2025	1,985	1,960,187
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2028	2,830	2,794,625
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2022	1,850	1,822,250
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2028	2,500	2,462,500
Series 2010 XX, RB(e)	5.25%	07/02/2040	1,670	1,649,125
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.25%	07/01/2022	410	404,875
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.25%	07/01/2025	405	399,938
Puerto Rico (Commonwealth of) Government Employees Retirement System; Series 2008 A, RB(e)	6.45%	07/01/2055	10,000	1,300,000
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 A-A, RB (INS - AGC)(c)	5.00%	07/01/2035	$ 10	$ 10,075
Series 2003 G, RB (INS - NATL)(c)	5.00%	07/01/2033	20	20,298
Series 2004 I, RB (INS - FGIC)(c)(m)	5.00%	07/01/2022	40	38,100
Series 2007 M, RB(e)	5.00%	07/01/2046	3,500	2,073,750
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	530	530,000
Series 2012, Ref. RB	5.00%	10/01/2022	190	193,960
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - FGIC)(c)(m)	5.50%	07/01/2024	850	801,125
Series 2005 A, RB (INS - FGIC)(c)(m)	5.50%	07/01/2028	750	695,625
Series 2005 A, RB (INS - FGIC)(c)(e)(j)	0.00%	07/01/2030	8,000	4,726,240
Series 2005 A, RB (INS - FGIC)(c)(e)(j)	0.00%	07/01/2031	8,695	4,899,546
Series 2005 B, RB(e)	5.00%	07/01/2041	65	31,200
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(e)	5.38%	07/01/2033	4,940	5,477,225
Series 2007 N, RB(e)	5.00%	07/01/2032	3,300	3,621,750
Series 2009 P, Ref. RB(e)	6.25%	07/01/2026	8,575	9,721,906
Series 2012 U, Ref. RB(e)	5.25%	07/01/2042	240	246,000
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2007 M-2, Ref. RB (INS - AMBAC)(c)	10.00%	07/01/2035	1,910	1,971,618
Series 2007 M-3, Ref. RB (INS - NATL)(c)	6.00%	07/01/2028	10,000	10,111,579
Puerto Rico Public Finance Corp.; Series 2011 B, RB(e)	5.50%	08/01/2031	5,615	127,741
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2046	34,472	11,527,554
Series 2018 A-1, RB(j)	0.00%	07/01/2051	28,082	6,797,043
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	11,166,593
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	5,051,452
Series 2019 A-2, RB	4.54%	07/01/2053	387	433,605
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	5,872,121
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,288,687
Series 2006 P, Ref. RB	5.00%	06/01/2030	900	884,250
Series 2006 Q, RB	5.00%	06/01/2036	150	147,375
				208,576,468
Rhode Island–0.20%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(e)(l)	7.25%	07/15/2035	4,915	884,700
Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,078
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	5,224,471
				6,129,249
South Carolina–0.09%
South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	5.00%	12/01/2043	2,200	2,804,063
South Dakota–0.05%
Educational Enhancement Funding Corp.; Series 2013 B, RB(a)(b)	5.00%	06/01/2023	1,500	1,605,982
Tennessee–2.00%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	263,146
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	455	523,004
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	340	417,957
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	455	555,986
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,000	2,436,361
Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,648,813
Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,642,455
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	$ 5,000	$ 5,964,889
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(h)	5.13%	06/01/2036	200	228,853
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	7,000	8,220,803
Tennergy Corp.; Series 2021 A, RB(b)	4.00%	09/01/2028	15,000	17,478,228
Tennessee (State of) Metropolitan Nashville Airport Authority;
Series 2019 A, RB	4.00%	07/01/2049	2,500	2,886,689
Series 2019 A, RB	5.00%	07/01/2049	5,750	7,172,201
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	5,665	6,693,394
				60,132,779
Texas–6.00%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(c)	4.50%	08/15/2033	5	5,017
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	982,002
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,300	1,521,755
Central Texas Regional Mobility Authority; Series 2021 B, RB	4.00%	01/01/2051	4,310	5,001,919
Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	6,500	7,649,284
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB(a)(b)	5.25%	12/17/2021	125	125,264
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(h)	5.00%	04/01/2032	1,100	1,126,043
Goose Creek Consolidated Independent School District; Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	8,615	10,205,629
Houston (City of), TX;
Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	3,870	4,452,548
Series 2020 C, Ref. RB	4.00%	11/15/2043	9,345	11,254,987
Series 2020 C, Ref. RB	4.00%	11/15/2049	10,000	11,914,613
Houston Independent School District; Series 2017, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10,000	12,067,241
Lancaster Independent School District; Series 2015 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	40	40,079
Montgomery (County of), TX Toll Road Authority;
Series 2018, RB	5.00%	09/15/2043	2,000	2,241,243
Series 2018, RB	5.00%	09/15/2048	2,500	2,792,150
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(a)(b)	5.88%	04/01/2023	555	596,372
Series 2013 A, RB(a)(b)	6.00%	04/01/2023	780	839,111
Series 2016 A, RB(a)(b)	5.00%	04/01/2026	1,000	1,181,608
Series 2016 A, RB(a)(b)	5.00%	04/01/2026	355	420,304
Series 2016 A-1, RB	5.00%	07/01/2031	140	141,535
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2048	250	300,785
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2058	850	1,019,112
Series 2019, RB(h)	5.00%	08/15/2039	425	452,012
Series 2019, RB(h)	5.00%	08/15/2049	150	158,567
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	700	674,091
Series 2016, RB	5.00%	07/01/2051	600	571,519
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(c)	5.00%	01/01/2043	10,000	12,039,033
Northwest Independent School District; Series 2015, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	10,000	11,286,385
San Antonio (City of), TX; Series 2021 A, RB	5.00%	02/01/2046	7,500	9,514,257
San Antonio (City of), TX Water System;
Series 2020 A, Ref. RB	5.00%	05/15/2050	6,350	8,010,472
Series 2021 A, Ref. RB	4.00%	05/15/2051	15,000	17,924,256
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2020 A, Ref. RB	5.00%	08/15/2039	10,010	12,742,142
Texas (State of) Water Development Board; Series 2020, RB	4.00%	04/15/2051	12,935	15,324,361
Texas Dormitory Finance Authority, Inc.;
Series 2001 A, RB (INS - ACA)(c)	5.75%	09/01/2027	110	110,022
Series 2001 A, RB (INS - ACA)(c)	6.00%	09/01/2033	485	485,064
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2030	$ 2,500	$ 3,189,662
Series 2021, Ref. RB	5.00%	12/15/2031	5,000	6,491,023
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2039	5,000	5,809,900
				180,661,367
Utah–0.45%
Salt Lake City (City of), UT; Series 2021 B, RB	5.00%	07/01/2046	9,000	11,545,287
Utah (State of) Charter School Finance Authority;
Series 2018, RB	5.00%	10/15/2038	720	853,642
Series 2019 A, RB(h)	5.38%	06/15/2049	1,110	1,144,011
				13,542,940
Vermont–0.03%
Burlington (City of), VT;
Series 2012 A, GO Bonds(a)(b)	5.00%	11/01/2022	350	365,426
Series 2012 A, GO Bonds(a)(b)	5.00%	11/01/2022	445	464,614
				830,040
Virgin Islands–0.09%
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, RB (INS - AGM)(c)	5.00%	10/01/2032	1,080	1,112,528
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2032	1,480	1,524,575
				2,637,103
Virginia–0.38%
Celebrate North Community Development Authority; Series 2003 B, RB(e)	6.75%	03/01/2034	332	199,200
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(c)	5.00%	07/01/2041	8,950	10,461,324
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	823,486
				11,484,010
Washington–2.38%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2016 S-1, RB	5.00%	11/01/2046	10,000	15,382,151
Cowlitz County School District No. 458; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	1,680	1,968,114
Energy Northwest (Columbia Generating Station); Series 2021, Ref. RB	4.00%	07/01/2042	18,150	21,895,113
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	55	55,074
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	16,000	18,632,102
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,460	1,466,310
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	2,750	3,557,360
Washington (State of) Health Care Facilities Authority; Series 2017, Ref. RB	5.00%	08/15/2031	2,250	2,663,477
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	5,293	6,140,057
				71,759,758
Wisconsin–1.31%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(c)(j)	0.00%	12/15/2050	15,850	5,733,806
Series 2020 D, RB (INS - AGM)(c)(j)	0.00%	12/15/2055	8,130	2,359,307
Wisconsin (State of) Public Finance Authority;
Series 2012 A-1, RB	7.00%	10/01/2042	465	469,147
Series 2012 B-1, RB(j)	0.00%	10/01/2042	100	78,125
Series 2012 C-1, RB(j)	0.00%	10/01/2042	200	90,250
Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2036	900	1,095,273
Series 2019 A, RB(h)	5.38%	06/01/2044	435	446,749
Series 2019 A, RB(h)	5.50%	06/01/2054	540	553,880
Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2054	1,275	1,519,001
Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2058	1,400	1,666,015
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	$ 370	$ 379,060
Series 2012 A, RB	6.00%	07/15/2042	350	357,983
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(h)	5.00%	06/15/2039	310	339,136
Wisconsin Center District; Series 2013 A, Ref. RB(a)(b)	5.00%	12/15/2022	1,475	1,547,037
Wisconsin Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(k)	4.00%	11/15/2034	20,000	22,762,392
				39,397,161
TOTAL INVESTMENTS IN SECURITIES(o)–100.84% (Cost $2,879,626,901)					3,035,298,525
FLOATING RATE NOTE OBLIGATIONS–(1.97)%
Notes with interest and fee rates ranging from 0.60% to 0.65% at 11/30/2021 and contractual maturities of collateral ranging from 10/01/2032 to 06/01/2043(p)				(59,345,000)
OTHER ASSETS LESS LIABILITIES–1.13%					34,100,073
NET ASSETS–100.00%					$3,010,053,598
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $143,110,650, which represented 4.75% of the Fund’s Net Assets.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $46,268,573, which represented 1.54% of the Fund’s Net Assets.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Zero coupon bond issued at a discount.
(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	Restricted security. The aggregate value of these securities at November 30, 2021 was $8,596,750, which represented less than 1% of the Fund’s Net Assets.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Security subject to crossover refunding.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.23%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Fund’s investments with a value of $120,552,430 are held by TOB Trusts and serve as collateral for the $59,345,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,007,414,808	$27,883,717	$3,035,298,525
Other Investments - Assets
Investments Matured	—	3,773,906	1,632,356	5,406,262
Total Investments	$—	$3,011,188,714	$29,516,073	$3,040,704,787
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2021:
	Value 02/28/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 11/30/21
Municipal Obligations	$34,650,760	$2,031	$(9,081,492)	$151,723	$(856,380)	$3,297,075	$—	$(280,000)	$27,883,717
Investments Matured	2,213,106	89,962	—	—	(2,602,876)	1,932,164	—	—	1,632,356
Total	$36,863,866	$91,993	$(9,081,492)	$151,723	$(3,459,256)	$5,229,239	$—	$(280,000)	$29,516,073
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco AMT-Free Municipal Income Fund